S000053601 [Member] Investment Objectives and Goals - iShares MSCI Global Sustainable Development Goals ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI GLOBAL SUSTAINABLE DEVELOPMENT GOALS ETF Ticker: SDGStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) seeks to track the investment results of an index composed of companies that derive a majority of their revenue from products and services that address at least one of the world's major social and environmental challenges as identified by the United Nations Sustainable Development Goals.